Nuveen Intermediate Duration Municipal Term
Fund
Portfolio of Investments February 28, 2023
(Unaudited)
NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 32.5%   (42.2% of Total Investments)
X 132,722,381 MUNICIPAL BONDS - 20.9% (27.1% of Total Investments)
X 132,722,381
Arizona - 0.2% (0.2% of Total Investments)
$ 230 Florence Town Inc., Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional School Project - Queen
Creek and Casa Grande Campuses, Series 2013, 5.000%, 7/01/23,
(ETM), 144A
No Opt. Call Ba2  (4) $ 231,187
1,000 Phoenix Industrial Development Authority, Arizona, Lease Revenue
Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.125%,
2/01/34
2/24 at 100.00 B+   1,002,040
Total Arizona 1,233,227
California - 1.1% (1.5% of Total Investments)
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series
2021A-2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R   721,290
3,440 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   2,995,621
9 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+   9,385
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,095 5.250%, 11/01/29 11/26 at 100.00 BBB-   1,144,614
1,140 5.000%, 11/01/30 11/26 at 100.00 BBB-   1,178,452
700 Redwood City, California, Special Tax Refunding Bonds, Redwood
Shores Community Facilities District 99-1, Shores Transportation
Improvement Project, Series 2012B, 5.000%, 9/01/29
3/23 at 100.00 N/R   700,910
500 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westbrook, Series 2014, 5.000%, 9/01/29
9/24 at 100.00 N/R   509,515
Total California 7,259,787
Colorado - 1.7% (2.2% of Total Investments)
Broadway Station Metropolitan District 2, Denver City
and County, Colorado, General Obligation Limited Tax
Bonds, Convertible to Unlimited Series 2019A:
729 5.000%, 12/01/35 6/24 at 103.00 N/R   698,294
3,000 5.125%, 12/01/48 6/24 at 103.00 N/R   2,735,220
Colorado Bridge Enterprise, Revenue Bonds, Central 70
Project, Senior Series 2017:
750 4.000%, 12/31/30, (AMT) 12/27 at 100.00 A-   760,785
250 4.000%, 6/30/31, (AMT) 12/27 at 100.00 A-   253,565
Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible
Capital Appreciation Series 2021A-2:
1,500 0.000%, 12/01/31, 144A (5) 9/26 at 97.87 N/R   1,021,545
7,370 4.375%, 12/01/36, 144A 9/26 at 97.58 N/R   4,555,913
1,130 0.000%, 12/01/41, 144A (5) 9/26 at 97.43 N/R   653,366
Total Colorado 10,678,688
Florida - 7.5% (9.8% of Total Investments)
7,200 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
7/25 at 100.00 N/R   6,986,016

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 5,675 Escambia County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Baptist Health Care Corporation Obligated,
Series 2020A, 4.000%, 8/15/45
2/30 at 100.00 BBB+   $ 5,121,801
13,375 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   12,111,597
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
7,865 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 3/23 at 101.00 N/R   7,649,027
3,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 3/23 at 102.00 N/R   2,757,810
10,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
3/23 at 102.00 N/R   10,031,900
1,205 Lake Powell Residential Golf Community Development District, Bay
County, FLorida, Special ASsessment Revenue Refunding Bonds,
Series 2012, 5.750%, 11/01/32
11/23 at 100.00 N/R   1,211,350
2,325 Saint Johns County Industrial Development Authority, Florida, First
Mortgage Revenue Bonds, Presbyterian Retirement Communities
Obligated Group Project, Series 2020A, 4.000%, 8/01/55
8/25 at 103.00 A-   1,987,178
Total Florida 47,856,679
Georgia - 0.0% (0.1% of Total Investments)
650 Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1, 6.500%, 1/01/29 (6)
1/28 at 100.00 N/R   344,500
Total Georgia 344,500
Guam - 0.1% (0.1% of Total Investments)
395 Guam A.B. Won Pat  International Airport Authority, Revenue Bonds,
Series 2013C, 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT)
10/23 at 100.00 Baa2  (4) 401,028
Total Guam 401,028
Idaho - 0.4% (0.5% of Total Investments)
2,530 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/30
9/26 at 100.00 BB+   2,583,585
Total Idaho 2,583,585
Illinois - 0.9% (1.1% of Total Investments)
440 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2017, 5.000%, 4/01/42
4/27 at 100.00 A   435,600
593 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26 (6)
3/23 at 100.00 N/R   491,594
466 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopement Project-Whole Foods Warehouse & Distribution
Facility, Series 2016A, 5.000%, 3/15/34, 144A
3/23 at 100.00 N/R   460,403
1,475 Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University,
Refunding Series 2016, 3.000%, 9/01/31
9/26 at 100.00 A-   1,368,667
775 Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University
of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/37
8/27 at 100.00 Baa3   781,122
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
1,050 4.000%, 10/01/36 - BAM Insured 4/31 at 100.00 AA   1,024,412

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,000 4.000%, 10/01/37 - BAM Insured 4/31 at 100.00 AA   $ 966,100
Total Illinois 5,527,898
Indiana - 0.2% (0.3% of Total Investments)
145 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A
6/30 at 100.00 N/R   133,133
85 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/30, 144A
12/27 at 103.00 N/R   79,436
325 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016,
6.250%, 12/01/24, 144A
No Opt. Call N/R   330,109
665 Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A, 5.500%, 4/01/24
No Opt. Call Baa3   675,467
70 Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 5.875%, 1/01/24, (AMT)
No Opt. Call N/R   71,038
Total Indiana 1,289,183
Kansas - 0.9% (1.2% of Total Investments)
2,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 0.000%, 12/15/34
(6)
3/23 at 100.00 N/R   1,050,000
8,000 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 5.250%, 12/15/29
3/23 at 100.00 N/R   4,643,600
Total Kansas 5,693,600
Kentucky - 0.5% (0.6% of Total Investments)
3,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/30
6/27 at 100.00 Baa2   3,145,560
Total Kentucky 3,145,560
Louisiana - 0.0% (0.0% of Total Investments)
285 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/29
11/24 at 100.00 N/R   283,547
Total Louisiana 283,547
Missouri - 0.5% (0.7% of Total Investments)
465 Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria
Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24
5/23 at 100.00 N/R   462,117
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
385 5.000%, 11/15/23 No Opt. Call N/R   385,508
800 5.000%, 11/15/25 No Opt. Call N/R   806,528
1,595 Saint Louis Land Clearance for Redevelopment Authority, Missouri,
Annual Appropriation Revenue Bonds, Contractual Payments of St.
Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38
4/27 at 100.00 A   1,656,838
Total Missouri 3,310,991
Nevada - 0.2% (0.2% of Total Investments)
Carson City, Nevada, Hospital Revenue Bonds, Carson
Tahoe Regional Healthcare Project, Series 2017A:
320 5.000%, 9/01/29 9/27 at 100.00 A-   337,610
495 5.000%, 9/01/31 9/27 at 100.00 A-   521,289

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 160 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area, Series
2017, 5.000%, 12/01/37, 144A
12/27 at 100.00 N/R   $ 160,770
Total Nevada 1,019,669
New Jersey - 2.1% (2.7% of Total Investments)
New Jersey Economic Development Authority, School
Facilities Construction Financing Program Bonds,
Refunding Series 2013-I:
7,200 4.670%, 9/01/25 (SIFMA reference rate + 1.250% spread) (7) 3/25 at 100.00 A3   7,203,600
6,000 4.970%, 9/01/27 (SIFMA reference rate + 1.550% spread) (7) 3/23 at 100.00 A3   6,000,360
Total New Jersey 13,203,960
New York - 1.5% (2.0% of Total Investments)
790 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A,
4.000%, 11/01/42
11/27 at 100.00 BB   634,172
430 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/31,
(AMT)
3/23 at 100.00 B   430,391
935 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 5.000%, 1/01/36, (AMT)
1/28 at 100.00 Baa3   950,325
Syracuse Industrial Development Authority, New
York, PILOT Revenue Bonds, Carousel Center Project,
Refunding Series 2016A:
820 5.000%, 1/01/32, (AMT) 1/26 at 100.00 Caa1   637,353
5,000 5.000%, 1/01/33, (AMT) 1/26 at 100.00 Caa1   3,783,000
3,820 5.000%, 1/01/35, (AMT) 1/26 at 100.00 Caa1   2,777,637
650 5.000%, 1/01/36, (AMT) 1/26 at 100.00 Caa1   462,722
Total New York 9,675,600
North Dakota - 0.2% (0.3% of Total Investments)
1,500 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/48
6/28 at 100.00 BB+   1,331,445
Total North Dakota 1,331,445
Ohio - 1.0% (1.2% of Total Investments)
4,190 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R   5,238
6,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   5,445,300
17,065 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (6)
No Opt. Call N/R   21,331
700 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   676,865
6,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (6)
No Opt. Call N/R   7,500
Total Ohio 6,156,234

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 0.1% (0.2% of Total Investments)
$ 975 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38
8/28 at 100.00 BB-   $ 874,868
Total Oklahoma 874,868
Pennsylvania - 0.2% (0.3% of Total Investments)
371 Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue
Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 2005 1 (6)
3/23 at 100.00 N/R   334,037
420 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (6)
No Opt. Call N/R   525
400 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R   500
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Whitemarsh Continuing Care Retirement Community
Project, Series 2015, 5.000%, 1/01/30
1/25 at 100.00 N/R   955,320
1,805 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R   2,256
Total Pennsylvania 1,292,638
Puerto Rico - 0.0% (0.0% of Total Investments)
0 (8) Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
5.750%, 7/01/31
No Opt. Call N/R   74
Total Puerto Rico 74
South Carolina - 0.2% (0.3% of Total Investments)
1,450 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 5.125%, 8/15/35, 144A
2/25 at 100.00 BB   1,419,275
Total South Carolina 1,419,275
Tennessee - 0.1% (0.1% of Total Investments)
Knox County Health, Educational, and Housing Facilities
Board, Tennessee, Revenue Bonds, Provision Center for
Proton Therapy Project, Series 2014:
2,424 5.250%, 5/01/25, 144A 2014 2014 (6) 11/24 at 100.00 N/R   324,832
417 6.000%, 5/01/34, 144A 2014 2014 (6) 11/24 at 100.00 N/R   55,822
Total Tennessee 380,654
Texas - 0.2% (0.2% of Total Investments)
1,190 Westlake, Texas, Special Assessment Revenue Bonds, Solana Public
Improvement District, Series 2015, 6.125%, 9/01/35
9/25 at 100.00 N/R   1,192,570
Total Texas 1,192,570
Virginia - 0.0% (0.0% of Total Investments)
100 Virginia Gateway Community Development Authority, Prince William
County, Virginia, Special Assessment Refunding Bonds, Series 2012,
4.500%, 3/01/29
3/23 at 100.00 N/R   95,349
Total Virginia 95,349
Washington - 0.2% (0.2% of Total Investments)
1,000 Washington State Housing Finance Commission, Non-Profit Revenue
Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/23
No Opt. Call A-   1,003,140
Total Washington 1,003,140

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

NID
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin - 0.9% (1.1% of Total Investments)
$ 3,190 Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A, 3.125%, 8/01/27, 144A (6)
No Opt. Call N/R   $ 2,392,500
Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017:
870 5.000%, 12/01/27, 144A No Opt. Call N/R   772,551
1,000 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R   862,090
295 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.000%, 12/01/27
No Opt. Call BBB   301,328
1,115 Public Finance Authority of Wisconsin, Student Housing Revenue Bonds,
Collegiate Housing Foundation - Cullowhee LLC - Western California
University Project, Series 2015A, 5.000%, 7/01/30
7/25 at 100.00 BBB-   1,119,047
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
5 5.250%, 12/15/23 No Opt. Call AA   5,061
5 5.250%, 12/15/27, (ETM) No Opt. Call AA  (4) 5,333
10 5.250%, 12/15/27 No Opt. Call AA   10,722
Total Wisconsin 5,468,632
Total Municipal Bonds (cost $148,435,081) 132,722,381
Shares Description (1) Value
X 73,966,619 COMMON STOCKS - 11.6% (15.1% of Total Investments)
X 73,966,619
Independent Power And Renewable Electricity Producers - 11.6% (15.1% of Total Investments)
965,836 Energy Harbor Corp (9),(10) $ 73,966,619
Total Independent Power And Renewable Electricity Producers 73,966,619
Total Common Stocks (cost $25,699,081) 73,966,619
Total Long-Term Investments (cost $174,134,162) 206,689,000
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  44.5% (57.8% of Total Investments)
282,695,000 MUNICIPAL BONDS - 44.5% (57.8% of Total Investments)
X 282,695,000
Colorado - 4.0% (5.1% of Total Investments)
$ 25,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022E, 2.400%, 5/15/62, (Mandatory
Put 2/28/2023) (11)
2/23 at 100.00 AA+ $ 25,000,000
Total Colorado 25,000,000
Connecticut - 3.9% (5.1% of Total Investments)
25,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-1, 1.650%, 7/01/42, (Mandatory Put
2/28/2023) (11)
2/23 at 100.00 AAA 25,000,000
Total Connecticut 25,000,000
Georgia - 3.9% (5.1% of Total Investments)
25,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Series 2022B, 3.130%, 9/01/52, (Mandatory Put
3/7/2023) (11)
2/23 at 100.00 AA 25,000,000
Total Georgia 25,000,000
Indiana - 2.3% (3.0% of Total Investments)
14,615 Indiana Finance Authority, Health System Revenue Bonds, Sisters of
Saint Francis Health Services, Inc. Obligated Group, Refunding Series
2008J, 2.600%, 11/01/37, (Mandatory Put 2/28/2023) (11)
2/23 at 100.00 Aa1 14,615,000
Total Indiana 14,615,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana - 3.2% (4.1% of Total Investments)
$ 20,000 Louisiana Public Facilities Authority, Revenue Refunding Bonds, Loyola
University Project, Series 2023, 3.570%, 10/01/53, (Mandatory Put
3/7/2023), 144A (11)
4/33 at 100.00 Aa2 $ 20,000,000
Total Louisiana 20,000,000
Massachusetts - 6.7% (8.7% of Total Investments)
16,550 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2010A, 3.350%,
1/01/37, (Mandatory Put 3/7/2023) (11)
2/23 at 100.00 AA+ 16,550,000
25,920 Massachusetts Health and Educational Facilities Authority, Revenue
Bonds, Massachusetts Institute of Technology, Refunding Series
2002J-1, 3.300%, 7/01/31, (Mandatory Put 3/7/2023) (11)
2/23 at 100.00 AAA 25,920,000
Total Massachusetts 42,470,000
Nevada - 3.6% (4.7% of Total Investments)
23,040 Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series
2008D, 3.500%, 7/01/40, (Mandatory Put 3/7/2023) (11)
2/23 at 100.00 AA+ 23,040,000
Total Nevada 23,040,000
New York - 6.3% (8.2% of Total Investments)
15,200 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2015 Adjustable Rate Series BB-4, 2.600%, 6/15/50, (Mandatory Put
2/28/2023) (11)
2/23 at 100.00 AA+ 15,200,000
25,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series B-3, 2.600%, 11/01/42,
(Mandatory Put 2/28/2023) (11)
2/23 at 100.00 AAA 25,000,000
Total New York 40,200,000
Ohio - 7.1% (9.2% of Total Investments)
25,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2011C, 3.300%, 11/15/33, (Mandatory Put
3/7/2023) (11)
2/23 at 100.00 AA+ 25,000,000
20,000 Ohio Water Development Authority, Water Pollution Control Loan
Fund Revenue Bonds, Variable Rate Demand Series 2016A, 3.350%,
12/01/36, (Mandatory Put 3/7/2023) (11)
2/23 at 100.00 AAA 20,000,000
Total Ohio 45,000,000
Utah - 3.5% (4.6% of Total Investments)
22,370 Murray City, Utah, Hospital Revenue Bonds, IHC Health Services, Inc.,
Series 2003C, 2.400%, 5/15/36, (Mandatory Put 2/28/2023) (11)
2/23 at 100.00 AA+ 22,370,000
Total Utah 22,370,000
Total Short-Term Investments (cost $282,695,000) 282,695,000
Total Investments (cost $ 456,829,162 ) - 77 .0% 489,384,000
Other Assets & Liabilities, Net -  23.0% 146,082,759
Net Assets Applicable to Common Shares - 100% $ 635,466,759

Nuveen Intermediate Duration Municipal Term Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

NID
the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 132,722,381 $ – $ 132,722,381
Common Stocks – 73,966,619 – 73,966,619
Short-Term Investments:
Municipal Bonds – 282,695,000 – 282,695,000
Total
$ – $ 489,384,000 $ – $ 489,384,000
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8) Principal Amount (000) rounds to less than $1,000.
(9) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue
Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 0.000%, 12/01/33 and
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor,
Series 2005A, 3.750%, 12/01/40. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH.
Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not currently satisfied) and are effectively illiquid. The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of
Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
SIFMA Securities Industry and Financial Market Association